Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Income tax expense		$ (167,340)		$ (1,539,751)	$ (6,191,266)	$ 496,845
Effective tax rate			0.00%	28.21%	(1588.95%)	1.62%
Total income/(loss) from operations before income taxes	$ (8,971,360)	$ 177,953	$ (17,791,065)	$ 5,458,486	$ (389,646)	$ 30,533,868
Net operating loss						4,200,000
Valuation allowance					$ 5,845,289
Percentage of tax effect rate					50.00%
Percentage of cver period					50.00%
Uncertain Tax Positions [Member]
Income Taxes [Line Items]
Gross unrecognized tax benefits					$ 343,780	51,300
Income Tax Effect, Law, Section 382 Limitation [Member]
Income Taxes [Line Items]
Net operating loss						$ 9,400,000